Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 723,247	$ 216,030
Less: provision for credit loss	(218,775)	(120,339)
Accounts receivable, net	$ 504,472	$ 95,691